Right of use assets	12 Months Ended
Dec. 31, 2021
Right of use assets

12.	Right of use assets

	Building	Vehicles and equipment	Total
	$	$	$
Cost
At January 1, 2020	757	106	863
Modification of building lease	(259)	—	(259)
Additions	—	7	7
Disposals	—	(21)	(21)
Impact of foreign exchange rate changes	48	2	50
At December 31, 2020	546	94	640
Additions	16	—	16
Modification of building lease	109	—	109
Impact of foreign exchange rate changes	(48)	(7)	(55)
At December 31, 2021	623	87	710

	Building	Vehicles and equipment	Total
	$	$	$
Accumulated Depreciation
At January 1, 2020	242	39	281
Disposals	—	(21)	(21)
Depreciation	180	23	203
Impact of foreign exchange rate changes	15	5	20
At December 31, 2020	437	46	483
Depreciation	94	26	120
Impact of foreign exchange rate changes	(38)	(5)	(43)
At December 31, 2021	493	67	560

	Building	Vehicles and equipment	Total
	$	$	$
Carrying amount
As of December 31, 2020	109	48	157
As of December 31, 2021	130	20	150

Effective August 25, 2021, the Company and its landlord mutually agreed to a one-year extension to its existing building lease agreement for its German subsidiary, continuing such terms until March 31, 2023, resulting in a modification being recorded to the building right of use asset in the amount of $109. Upon the renegotiation of the building lease agreement completed on April 30, 2020, a modification was recorded to the building right of use asset in the amount of $259, representing the reduction in the square footage leased from the landlord. Also see note 17 - Lease liabilities.